Unit-Based Compensation Plans Unit-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule Of ETP Awards Granted To Employees And Non-Employee Directos
The following table shows the activity of the ETP awards granted to employees and non-employee directors:

	Number of ETP Units	Weighted Average Grant-Date Fair Value Per ETP Unit
Unvested awards as of December 31, 2012	1.9	$46.95
Awards granted	2.1	50.54
Awards vested	(0.6)	45.62
Awards forfeited	(0.2)	45.72
Unvested awards as of December 31, 2013	3.2	49.65